Income Tax and Social contribution - Schedule of Breakdown of Deferred Income Tax and Social Contribution (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liabilities)	R$ 1,906,297	R$ 991,500
Net deferred tax assets / (liabilities) on temporary adjustments recognized	(259,785)	(311,391)
Net deferred tax assets / (liabilities) – recognized	(242,516)	(293,211)	R$ (142,102)
Provision for tax civil and labor risks [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liabilities)	21,819	27,524
Deferred revenue of TudoAzul program [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liabilities)	(148,963)	(132,740)
Aircraft lease expense [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liabilities)	1,312,552	1,371,421
Depreciation of aircraft and engines [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liabilities)	(48,899)	(33,973)
Exchange rate [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liabilities)	(16,498)	(13,397)
Deferred gain related to aircraft sold [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liabilities)	19,747	37,628
Cash flow hedge reserve
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liabilities)	53,977	52,349
Fair value of TAP convertible bonds [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liabilities)	(243,288)	(274,520)
Fair value of other investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liabilities)	(21,963)
Other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liabilities)	116,810
Financial instruments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liabilities)	(201,738)	(73,735)
Impairment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liabilities)	989,242
Fair value of aircraft [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liabilities)		(397)
Fair value of slots [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liabilities)		(27,947)
Other on business combination fair value adjustment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liabilities)		(2,707)
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax (liabilities)	73,497	61,993
Deferred tax assets on net operating losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets recognized on net operating losses	R$ 17,270	R$ 18,180